Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO ($) (b)	Compensation Actually Paid to PEO ($) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($) (e)	Company TSR ($) (f)	S&P 500 Industrials TSR ($) (g)	Net Income ($ in millions) (h)	EBIT Growth (%) (i)
2024	15,408,987	35,125,841	5,627,181	9,530,554	208	178	1,705	8.8
2023	15,882,646	16,020,622	5,528,433	5,131,714	139	131	1,849	16.9
2022	15,687,202	(1,001,706)	4,696,459	357,693	126	108	1,532	11.4
2021	16,170,188	54,159,692	3,857,898	10,886,010	170	129	1,637	11.6

(a)
This table includes four fiscal years (2021, 2022, 2023, and 2024) rather than five because this is a transition year for the new regulation.

(b)
The PEO is Mr. Olivier for all fiscal years shown.

(c)
CAP to Mr. Oliver reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below. The assumptions used to calculate the fair values did not differ materially from the assumptions used to calculate the fair values as of the grant dates. Dividends and dividend equivalents credited with respect to stock awards in each fiscal year prior to the vesting date were included in the fair value of the awards at the end of the fiscal year or as of the vesting date, as applicable.

Year
CEO	2024
SCT Total Compensation ($)	15,408,987
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	11,062,626
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)	22,068,352
Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years that Remain Unvested at End of Year ($)	6,950,976
Plus: Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	—
Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	1,760,152
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—
Compensation Actually Paid ($)	35,125,841

(d)
The following NEO’s are included in the average figures shown:

2021: Messrs. Olivier Leonetti, John Donofrio, Ganesh Ramaswamy, Jeffrey Williams, Brian Stief
2022: Messrs. Olivier Leonetti, Rodney Clark, John Donofrio, Ganesh Ramaswamy, Jeffrey Williams
2023: Messrs. Olivier Leonetti, Rodney Clark and Mses. Lei Schlitz, Julie Brandt
2024: Messrs. Marc Vandiepenbeeck, Olivier Leonetti, Nate Manning, John Donofrio and Ms. Lei Schlitz,
(e)
CAP to our non-PEO NEOs reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below. The assumptions used to calculate the fair values did not differ materially from the assumptions used to calculate the fair values as of the grant dates. Dividends and dividend equivalents credited with respect to stock awards in each fiscal year prior to the vesting date were included in the fair value of the awards at the end of the fiscal year or as of the vesting date, as applicable.

Year
2024
Non-PEO NEOs	See footnote (d) above
Average SCT Total Compensation ($)	5,627,181
Less: Average Stock and Option Award Values Reported in SCT for the Covered Year ($)	4,227,460
Plus: Average Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)	5,644,012
Plus: Average Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years that Remain Unvested at End of Year ($)	1,599,534
Plus: Average Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	—
Plus: Average Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	161,026
Less: Average Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	726,261
Less: Average Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—
Plus: Average Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—
Average Compensation Actually Paid ($)	9,530,554

(f)
Represents our cumulative total shareholder return (“TSR”) calculated from September 30, 2020 for the measurement periods ending on September 30 of each of 2021, 2022, 2023 and 2024, respectively.

(g)
Represents the cumulative TSR of the S&P 500 Industrials Index calculated from September 30, 2020 for the measurement periods ending on September 30 of each of 2021, 2022, 2023 and 2024, respectively.

(h)
Reflects “Net Income” in the Company’s audited financial statements included in the Company’s Annual Reports on Form 10-K for each of the fiscal years ended September 30, 2021, 2022, 2023 and 2024.

(i)
Company-selected measure is EBIT Growth. The definition and methodology used to calculate EBIT Growth are found in the CD&A on page 60.

Company Selected Measure Name	EBIT Growth
Named Executive Officers, Footnote
(d)
The following NEO’s are included in the average figures shown:

2021: Messrs. Olivier Leonetti, John Donofrio, Ganesh Ramaswamy, Jeffrey Williams, Brian Stief
2022: Messrs. Olivier Leonetti, Rodney Clark, John Donofrio, Ganesh Ramaswamy, Jeffrey Williams
2023: Messrs. Olivier Leonetti, Rodney Clark and Mses. Lei Schlitz, Julie Brandt
2024: Messrs. Marc Vandiepenbeeck, Olivier Leonetti, Nate Manning, John Donofrio and Ms. Lei Schlitz,

Peer Group Issuers, Footnote
(g)
Represents the cumulative TSR of the S&P 500 Industrials Index calculated from September 30, 2020 for the measurement periods ending on September 30 of each of 2021, 2022, 2023 and 2024, respectively.

PEO Total Compensation Amount	$ 15,408,987	$ 15,882,646	$ 15,687,202	$ 16,170,188
PEO Actually Paid Compensation Amount	$ 35,125,841	16,020,622	(1,001,706)	54,159,692
Adjustment To PEO Compensation, Footnote
(c)
CAP to Mr. Oliver reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below. The assumptions used to calculate the fair values did not differ materially from the assumptions used to calculate the fair values as of the grant dates. Dividends and dividend equivalents credited with respect to stock awards in each fiscal year prior to the vesting date were included in the fair value of the awards at the end of the fiscal year or as of the vesting date, as applicable.

Year
CEO	2024
SCT Total Compensation ($)	15,408,987
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	11,062,626
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)	22,068,352
Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years that Remain Unvested at End of Year ($)	6,950,976
Plus: Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	—
Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	1,760,152
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—
Compensation Actually Paid ($)	35,125,841

Non-PEO NEO Average Total Compensation Amount	$ 5,627,181	5,528,433	4,696,459	3,857,898
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,530,554	5,131,714	357,693	10,886,010
Adjustment to Non-PEO NEO Compensation Footnote
(e)
CAP to our non-PEO NEOs reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below. The assumptions used to calculate the fair values did not differ materially from the assumptions used to calculate the fair values as of the grant dates. Dividends and dividend equivalents credited with respect to stock awards in each fiscal year prior to the vesting date were included in the fair value of the awards at the end of the fiscal year or as of the vesting date, as applicable.

Year
2024
Non-PEO NEOs	See footnote (d) above
Average SCT Total Compensation ($)	5,627,181
Less: Average Stock and Option Award Values Reported in SCT for the Covered Year ($)	4,227,460
Plus: Average Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)	5,644,012
Plus: Average Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years that Remain Unvested at End of Year ($)	1,599,534
Plus: Average Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	—
Plus: Average Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	161,026
Less: Average Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	726,261
Less: Average Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—
Plus: Average Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—
Average Compensation Actually Paid ($)	9,530,554

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Measures to Determine Fiscal 2024 Compensation Actually Paid
The six performance measures listed below represent the most important metrics we used to link CAP to financial performance for fiscal 2024 as further described in our CD&A.
Most Important Performance Measures:
• EBIT Growth • Revenue Growth • Free Cash Flow Conversion • Pre-tax Earnings Growth • Recurring Revenue • Relative TSR

Total Shareholder Return Amount	$ 208	139	126	170
Peer Group Total Shareholder Return Amount	178	131	108	129
Net Income (Loss)	$ 1,705,000,000	$ 1,849,000,000	$ 1,532,000,000	$ 1,637,000,000
Company Selected Measure Amount	8.8	16.9	11.4	11.6
PEO Name	Mr. Olivier
Measure:: 1
Pay vs Performance Disclosure
Name	EBIT Growth
Non-GAAP Measure Description	(i) Company-selected measure is EBIT Growth. The definition and methodology used to calculate EBIT Growth are found in the CD&A on page 60.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow Conversion
Measure:: 4
Pay vs Performance Disclosure
Name	Pre-tax Earnings Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Recurring Revenue
Measure:: 6
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,062,626)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,068,352
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,950,976
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,760,152
PEO | Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,227,460)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,644,012
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,599,534
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	161,026
Non-PEO NEO | Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	726,261
Non-PEO NEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount